U.S. SECURITIES AND EXCHANGE COMMISSION
                     Washington, D.C.  20549

                           FORM 24F-2
                Annual Notice of Securities Sold
                     Pursuant to Rule 24f-2


             Read instructions at end of Form before
                         preparing Form.
                      Please print or type.



     1.   Name  and  address  of  issuer:    The
          Target  Portfolio Trust, 100  Mulberry
          Street,  Gateway Center Three, Newark,
          New Jersey 07102-4077.

     2. Name of each series or class of funds for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes):
                                                       [x]

     3.   Investment  Company Act  File  Number:
          811-7064.
          Securities Act File Number:  33-50476.

     4(a).     Last day of fiscal year for which
          this  Form  is  filed:   December  31,
          1999.

          (b).  [  ] Check box if this  Form  is
          being  filed late (i.e. more  than  90
          calendar  days after the  end  of  the
          issuer's    fiscal    year).      (See
          Instruction A.2.)

     Note: If the Form is being filed late, interest must be paid on the registration fee due.

     4(c).     [ ] Check box if this is the last
          time  the  issuer will be filing  this
          Form .

     5.   Calculation of registration fee:

        (i)  Aggregate sale price of securities
             sold   during   the   fiscal   year
pursuant
             to section 24(f):                     $8,150,530,247

         (ii)   Aggregate  price  of  securities
redeemed
             or  repurchased during  the  fiscal
year
             (if applicable):                      $8,131,959,938

        (iii)   Aggregate  price  of  securities
redeemed
             or  repurchased  during  any  prior
fiscal
             year   ending   not  earlier   than
October 11,
             1995  that were not previously used
to
             reduce registration fees payable to
the
             Commission.                           $            0

        (iv)Total available redemption credits
             [add items 5(ii) and 5(iii)].          $8,131,959,938

        (v)  Net sales - If item 5(i) is greater
             than Item 5(iv) [subtract item
5(iv)
             from Item 5(i)].                       $   18,570,309

       (vi)  Redemption credits available for
use
             in future years - If item 5(i) is
less
             than item 5(iv) [subtract item
5(iv)
             from item (5(i)]                       $            0

      (vii)  Multiplier for determining
registration
             fee (See instruction C.9):             x      .000264

     (viii)  Registration fee due [multiply item
5(v)
             by item 5(vii)] enter "0" if no fee
is
             due.                                   =$       4,903

     6.   Prepaid Shares

          If  the  response  to  item  5(i)  was
          determined by deducting an  amount  of
          securities that were registered  under
          the Securities Act of 1933 pursuant to
          rule 24e-2 as in effect before October
          11,  1997,  then report the amount  of
          securities (number of shares or  other
          units)  deducted here:    0. If  there
          is  a  number of shares or other units
          that  were registered pursuant to rule
          24e-2  remaining unsold at the end  of
          the fiscal year for which this form is
          filed  that are available for  use  by
          the  issuer  in  future fiscal  years,
          then state that number here:    0.

     7.   Interest  due - if this Form is  being
          filed
          more than 90 days after the end of the
          of
          the    issuer's   fiscal   year   (See
          Instruction D):                           +$           0

     8.   Total amount of the registration fee
          due
          plus any interest due [line 5(viii)
          plus
          line 7]:                                  =$       4,903

     9.   Date the registration fee and any
          interest payment was
          sent to the Commission's lockbox
          depository:  March 28, 2000


          Method of Delivery:

          [x] Wire Transfer
          [ ] Mail or other means



                           SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.


By (Signature and Title)      /s/ David F.
Connor

                         David F. Connor
Secretary

Date:  March 29, 2000




T/DFC/Target/3-00_24f-2Notice